Financial assets and liabilities (Details 5) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current liabilities loans and borrowings	$ 348,936,328	$ 302,578,668
Current liabilities loans and borrowings	144,088,726	$ 198,346,340
Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Non-current liabilities	302,578,668
Non-current liabilities incorporation by acquisition of companies
Non-current liabilities payments
Non-current liabilities non-cash transactions	(94,772,240)
Non-current liabilities disbursements	129,129,504
Non-current liabilities other	12,000,396
Non-current liabilities loans and borrowings	348,936,328
Current liabilities	198,346,340
Current liabilities incorporation by acquisition of companies
Current liabilities payments	(268,442,825)
Current liabilities non-cash transactions	(44,867,625)
Current liabilities disbursements	73,629,540
Current liabilities other	185,423,296
Current liabilities loans and borrowings	144,088,726
Loans And Borrowings 1 [Member]
IfrsStatementLineItems [Line Items]
Non-current liabilities	820,362,023
Non-current liabilities incorporation by acquisition of companies
Non-current liabilities payments
Non-current liabilities non-cash transactions	(342,597,334)
Non-current liabilities disbursements
Non-current liabilities other	(175,186,021)
Non-current liabilities loans and borrowings	302,578,668
Current liabilities	139,825,509
Current liabilities incorporation by acquisition of companies
Current liabilities payments	(183,613,859)
Current liabilities non-cash transactions	(207,577,273)
Current liabilities disbursements	131,434,952
Current liabilities other	318,277,011
Current liabilities loans and borrowings	$ 198,346,340